Leases - Lease liabilities by currency (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Oct. 12, 2022	Dec. 31, 2021
Leases
Lease liabilities	£ 445	£ 460		£ 217
Measurement period adjustments
Leases
Lease liabilities		(7)	£ (8)
Pound sterling
Leases
Lease liabilities	34	34
Euro
Leases
Lease liabilities	63	61
US dollar
Leases
Lease liabilities	289	307
Other currencies
Leases
Lease liabilities	£ 59	£ 58